Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, authorized	127,400,000	127,400,000
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	35,844,114	38,653,958
Ordinary shares, outstanding	35,844,114	38,653,958